Dispositions of subsidiaries	12 Months Ended
Sep. 30, 2024
Dispositions of subsidiaries
Dispositions of subsidiaries

Note 18 - Dispositions of subsidiaries

On January 31, 2024, Zhejiang Suyuan Agricultural Technology Co., Ltd (“Suyuan”), a wholly owned subsidiary of the Company, entered into a share transfer agreement with Lishui Chida Logistics Co., Ltd, an unrelated third party. Under the agreement, Suyuan agreed to sell 100% of the equity of its wholly owned subsidiary, Zhejiang Farmmi Holdings Group Co., Ltd (“Farmmi Holding”), to the buyer for RMB 43.1 million (approximately $6.0 million). The sale of Farmmi Holding was intended to streamline the business operations of certain of the Company’s subsidiaries in China and reduce the costs associated with maintaining Farmmi Holding and its wholly owned subsidiary, Zhejiang Farmmi Agricultural Science and Technology Group Co., Ltd (“Farmmi Agriculture”).

As previously reported, prior to January 2023, Hangzhou Nongyuan Network Technology Co., Ltd (“Nongyuan Network” or “VIE”), through a series of VIE agreements with Farmmi Agriculture, operated the e-commerce websites and online sales of agriculture products for the Company’s subsidiaries in China. Such contractual arrangements enabled Farmmi Agriculture to have effective control over and receive substantially all of the economic benefits of Nongyuan Network. After January 2023, the e-commerce platform operations have been halted. After the share transfer, Farmmi Agriculture’s contractual arrangements with Nongyuan Network would be transferred to the buyer.

Prior to the entry into the agreement, all of the business operations, customers and suppliers of Farmmi Holding and Farmmi Agriculture had been transferred to other operating subsidiaries of the Company. The purchase price to be paid by the buyer to Suyuan reflects the aggregate value of all the assets of the disposed entities.

On September 18, 2024, Farmmi International Limited (“Farmmi International”), a wholly owned subsidiary of the Registrant, entered into a share transfer agreement with Lishui Jiuanju Trading Co., Ltd (“Jiuanju”), an unrelated third party. Under the agreement, Farmmi International agreed to sell 100% of the equity of its wholly owned subsidiary, Farmmi (Hangzhou) Ecology Agriculture Development Co., Ltd (“Farmmi Ecology”), to the buyer for RMB 12,000 (approximately $1,700). The sale of Farmmi Ecology was intended to streamline the business operations of the Company’s subsidiaries in China and reduce the costs associated with maintaining Farmmi Ecology. Prior to the entry into the agreement, Farmmi Ecology’s 5% equity interest in Zhejiang Yitang Medical Service Co., Ltd, a wholly owned subsidiary of the Company, had been transferred to Farmmi (Hangzhou) Health Development Co., Ltd, a subsidiary of the Company. The purchase price to be paid by the buyer to Farmmi International was determined based on the fair value of Farmmi Ecology.

On September 23, 2024, Farmmi International entered into a share transfer agreement with Jiuanju, pursuant to which Farmmi International agreed to sell 100% of the equity of its wholly owned subsidiary, Lishui Farmmi Technology Co., Ltd (“Farmmi Technology”), to the buyer for RMB 620,000 (approximately $88,070). The sale of Farmmi Technology was intended to streamline the business operations of the Company’s subsidiaries in China and reduce the costs associated with maintaining Farmmi Technology. Prior to the entry into the agreement, Farmmi Technology’s 50% equity interest in Zhejiang Farmmi Ecological Agricultural Technology Co., Ltd, a wholly owned subsidiary of the Company, had been transferred to Farmmi (Hangzhou) Enterprise Management Co., Ltd, a subsidiary of the Company. The purchase price to be paid by the buyer to Farmmi International was determined based on the fair value of Farmmi Technology.

The Company disposed of these subsidiaries but maintained their operations with the remaining subsidiaries; therefore, these disposals did not constitute discontinued operations.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities in the consolidated balance sheets as of September 30, 2024 and 2023.

	As of	As of
	September 30,	September 30,
	2024	2023
Carrying amounts of major classes of assets
Cash	$503,537	$453,107
Accounts receivable, net	3,742,878	3,062,637
Advances to suppliers	-	16,050,485
Due from related parties	-	7,769
Other receivables	121,439	69,289
Property, plant and equipment	1,253	1,296
Total assets of disposed entities	$4,369,107	$19,644,583

Carrying amounts of major classes of liabilities
Bank loans	$4,557,707	$4,535,533
Accounts payable	4,166,169	1,034,048
Other current liabilities	627,222	433,140
Total liabilities of disposed entities	$9,351,098	$1,542,323

The following is a reconciliation of the amounts of major classes of operations of disposed entities in the consolidated statements of operations and other comprehensive income (loss) for the years ended September 30, 2024 and 2023.

	For the year ended September 30,
	2024	2023
Revenue	$9,936,786	$47,107,723
Cost of revenues	(9,923,338)	(47,015,332)
Gross profit	13,448	92,391
Operating expenses	(152,525)	(375,660)
Income from operations	(139,077)	(283,269)
Other income	771,635	543,365
Income before income taxes	632,558	260,096
Income tax expenses	(32)	(52,123)
Net income	$632,526	$207,973